Accrued Expenses and Other Current Liabilities - Summary of Summary of Accrued and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued legal costs	$ 153,884	$ 2,694,439	$ 31,355
Accrued accounting and professional services costs	2,162,984	1,511,889	94,573
Sales tax payable	338,402	314,873	230,617
Excise tax payable	223,717	223,717	0
Accrued payroll and benefit costs	93,513	185,504	95,947
Deposits	54,102	54,102	0
Accrued streaming service costs	56,380	37,765	0
Accrued subscription costs	489,972	22,110	28,774
Accrued offering costs		0	261,090
Other current liabilities	289,760	149,841	3,017
Total accrued expenses and other current liabilities	$ 3,862,714	$ 5,194,240	$ 745,373